TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Significant Components of Deferred Tax Assets and Liabilities
	December 31
	2014	2013

Deferred tax assets:
Carryforward tax losses	$14,781	$16,638
Research and development credit	513	635
Accrued social benefits and other	767	1,114

	16,061	18,387
Less - valuation allowance	(16,061)	(18,387)

Net deferred tax assets	$-	$-

Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2014	2013	2012

Domestic	$3,350	$(1,618)	$(5,684)
Foreign	(2,444)	198	(183)

Income (loss) before income taxes	$906	$(1,420)	$(5,867)

Reconciliation of Theoretical Tax Benefit and Actual Tax Expense
	Year ended December 31,
	2014	2013	2012

Income (loss) before income taxes, as reported in the statements of operations	$906	$(1,420)	$(5,867)

Statutory tax rate in Israel	26.5%	25%	25%

Theoretical tax benefit	$240	$(355)	$(1,467)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(176)	19	(11)
Non-deductible expenses and other permanent differences	222	165	185
Change of deferred tax as result of tax rate change	-	(727)	-
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	(469)	-
Differences in taxes arising from differences between Israeli currency income and dollar income, net	1,715	186
Losses and timing differences for which no deferred taxes were recorded	(2,326)	1,619	1,083
withholding taxes that were deducted by the Company's clients	180		120
Other	325	(438)	210

Income taxes	$180	$-	$120